Related-Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 061
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related-Party Transactions	Related-Party Transactions
Certain Plan investments are shares of registered investment companies (mutual funds) and common/collective trusts managed by the Recordkeeper or its affiliates. Fidelity is the Recordkeeper as defined by the Plan and, therefore, these transactions qualify as party-in-interest transactions. The total market value of the Plan’s portion of the investments managed by the Recordkeeper was $8.5 million and $7.0 million at December 31, 2025 and 2024, respectively. During 2025, the Plan’s portion of interest and dividends, realized and unrealized gains from investments managed by the Recordkeeper was $0.04 million, $0.35 million and $2.67 million, respectively.
Merck also is a party-in-interest to the Plan under the definition provided in Section 3(14) of ERISA. Therefore, Plan transactions of Merck common stock qualify as both related party transactions and party-in-interest transactions. The market value of the Plan’s portion of the investment in Merck common stock was $29.3 million and $29.5 million at December 31, 2025 and 2024, respectively. During 2025, the Plan’s portion of dividends, realized gains and unrealized gains from Merck common stock was $0.9 million, $1.4 million and $0.1 million, respectively. The Plan’s portion of purchases and sales of Merck common stock during 2025 was $1.0 million and $2.7 million, respectively.